As filed with the Securities and Exchange Commission on July 30, 2012

1933 Act Registration Number 333-163887

1940 Act Registration Number 811-22372

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Post-Effective Amendment No. 4

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. 6

Clarity Fund, Inc.

Suite 110

2001 Westown Parkway

West Des Moines, Iowa 50265

(Exact Name of Registrant as Specified in Charter)

(Address of Principal Office)

Registrant's Telephone Number, including Area Code:

515-252-7489

(Name and Address of Agent for Service)

Bradley R. Peyton

Suite 110

2001 Westown Parkway

West Des Moines, Iowa 50265

Copies of all communications to:

John C. Miles

Cline Williams Wright Johnson & Oldfather, LLP

Suite 1900

233 S. 13th

Lincoln, Nebraska 68508

It is proposed that this filing become effective on July 30, 2012 pursuant to the paragraph (b) of rule 485 under the Securities Act of 1933.

Exhibit Index

Index NoDescription of Exhibit

1.

EX-101.INS

XBRL Instance Document

2.

EX-101.SCH

XBRL Taxonomy Extension Schema Document

3.

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

4.

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

5.

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

6.    EX-101.PRE ………………………………………….XBRL Taxonomy Extension Presentation Linkbase